LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON WESTERN ASSET SMASh SERIES C FUND

LEGG MASON WESTERN ASSET SMASh SERIES EC FUND

LEGG MASON WESTERN ASSET SMASh SERIES M FUND

Effective August 1, 2012, each fund will be renamed as listed below.

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Western Asset SMASh Series C Fund	Western Asset SMASh Series C Fund	2/29/12
Legg Mason Western Asset SMASh Series EC Fund	Western Asset SMASh Series EC Fund	2/29/12
Legg Mason Western Asset SMASh Series M Fund	Western Asset SMASh Series M Fund	2/29/12

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